Investment Risks	Feb. 26, 2026
Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Risk [Text Block]

An investment in the Australia/New Zealand Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Australia/New Zealand Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Australia/New Zealand Fund’s net asset value and, therefore, may increase the volatility of the Australia/New Zealand Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Australia/New Zealand Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Australia/New Zealand Fund.

Commonwealth Australia/New Zealand Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Australia/New Zealand Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Australia/New Zealand Fund may incur costs in connection with conversions between various currencies.

Commonwealth Australia/New Zealand Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Australia/New Zealand Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Australia/New Zealand Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The

Australia/New Zealand Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Australia/New Zealand Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities risks to which the Australia/New Zealand Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Australia/New Zealand Fund to liquidate positions. This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Commonwealth Australia/New Zealand Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Australia/New Zealand Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The ability of the Australia/New Zealand Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Australia/New Zealand Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Australia/New Zealand Fund. Additionally, the Australia/New Zealand Fund’s direct operations could negatively impact the Australia/New Zealand Fund’s performance. For instance, because the Australia/New Zealand Fund’s asset base may be considered small relative to other mutual funds, the Australia/New Zealand

Fund will operate with correspondingly higher total annual operating expenses. To the extent the Australia/New Zealand Fund’s assets are not increased and the Australia/New Zealand Fund’s expense ratios are not decreased, the Australia/New Zealand Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Australia/New Zealand Fund | Risks Associated With Australia New Zealand [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Australia/New Zealand. The Australia/New Zealand Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities, and natural disasters, that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

Commonwealth Australia/New Zealand Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investments in Other Investment Companies. The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”). When the Australia/New Zealand Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Australia/New Zealand Fund will incur higher expenses, many of which may be duplicative. In addition, the Australia/New Zealand Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Australia/New Zealand Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Australia/New Zealand Fund | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Natural Resources and Commodity Investments. Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commonwealth Australia/New Zealand Fund | Transportation Operating Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transportation Operating Companies Risk. To the extent that the Australia/New Zealand Fund invests in companies involved in the transportation industry, transportation operations companies are subject to risks associated with fleet integrity and safety and driver safety and retention. These are subject to external influences, particularly weather events, natural disasters, traffic, and road conditions. Transportation companies also are subject to risks such as business disruptions, including accidents, losses of cargo or supply chain disruption.

Newer risks facing the transportation industry include advancing technology, cyber-security risk, and market fluctuations created by international trade disputes. Additionally, potentially worsening driver shortage, regulatory compliance and infrastructure problems may be risk factors for transportation operations companies.

Commonwealth Australia/New Zealand Fund | Power Generation Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Power Generation Companies’ Risk. The Australia/New Zealand Fund may invest in the securities of power generation companies. Issuers of securities of power generation companies may be adversely impacted by the following factors: changes in the levels and volatility of global energy prices, global supply and demand, and capital expenditures on the exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this industry may be subject to substantial government regulation which may increase the cost of doing business and limit earnings. A significant portion of a power generation company’s revenue may come from a relatively small number of customers, including governmental entities and utilities. Power companies may operate or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Power generation companies may also be significantly impacted by the supply of, and demand for, specific products, such as electricity, oil and natural gas, and services, exploration and production spending, government subsidization, world events and general economic conditions in certain countries or regions. Acts of war or terrorism, such as the Russia-Ukraine war and the Israeli-Hamas war could result in supply problems and market disruptions for companies engaged in power generation.

Commonwealth Australia/New Zealand Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Australia/New Zealand Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Australia/New Zealand Fund. This may increase the risk of loss associated with an investment in the Australia/New Zealand Fund and increase the volatility of the Australia/New Zealand Fund’s net asset value per share.

Commonwealth Australia/New Zealand Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Australia/New Zealand Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Australia/New Zealand Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Australia/New Zealand Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Australia/New Zealand Fund may lose value
Commonwealth Australia/New Zealand Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Africa Fund
Prospectus [Line Items]
Risk [Text Block]

An investment in the Africa Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Africa Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Africa Fund’s net asset value and, therefore, may increase the volatility of the Africa Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Africa Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Africa Fund.

Africa Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Africa Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Africa Fund may incur costs in connection with conversions between various currencies.

Africa Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Africa Fund’s investments in fixed income securities denominated in a foreign currency. It may not be possible for the Fund to effectively hedge the currency risks of many developing countries. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Africa Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Africa Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Africa Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities risks to which the Africa Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Africa Fund to liquidate positions. This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Africa Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Africa Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The ability of the Africa Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Africa Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Africa Fund. Additionally, the Africa Fund’s direct operations could negatively impact the Africa Fund’s performance. For instance, because the Africa Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses. To the extent the Africa Fund’s assets are not increased and the Africa Fund’s expense ratios are not decreased, the Africa Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Africa Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investments in Other Investment Companies. The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Africa Fund | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Natural Resources and Commodity Investments. Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Africa Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Africa Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Africa Fund. This may increase the risk of loss associated with an investment in the Africa Fund and increase the volatility of the Africa Fund’s net asset value per share.

Africa Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Africa Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Africa Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Africa Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. To the extent that the Africa Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Africa and Risks Associated with Natural Resources and Commodity Investments.

Africa Fund | Risks Associated With Africa [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Africa. The Africa Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Africa Fund’s investments. The Africa Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries. Some markets of the countries in Africa in which the Africa Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets. Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries. These restrictions may prevent or limit investments in securities of issuers located or operating in African countries. Less information may be available about companies in which the Africa Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies. Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries. Emerging market countries within Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A sub-set of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Africa Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Africa Fund is invested.

Africa Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Africa Fund may lose value
Africa Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Japan Fund
Prospectus [Line Items]
Risk [Text Block]

An investment in the Japan Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Japan Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Japan Fund’s net asset value and, therefore, may increase the volatility of the Japan Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Japan Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Japan Fund.

Commonwealth Japan Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Japan Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Japan Fund may incur costs in connection with conversions between various currencies.

Commonwealth Japan Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Japan Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Japan Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Japan Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Japan Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities risks to which the Japan Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions. This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Commonwealth Japan Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Japan Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The ability of the Japan Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Japan Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Japan Fund. Additionally, the Japan Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Japan Fund’s asset base may be considered small relative to other mutual funds, the Japan Fund will operate with correspondingly higher total annual operating expenses. To the extent the Japan Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Japan Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Japan Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investments in Other Investment Companies. The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Japan Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Japan Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Japan Fund. This may increase the risk of loss associated with an investment in the Japan Fund and increase the volatility of the Japan Fund’s net asset value per share.

Commonwealth Japan Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Japan Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Japan Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Japan Fund | Risks Associated With Japan [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Japan. The Japan Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed. For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Commonwealth Japan Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Japan Fund may lose value
Commonwealth Japan Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Global Fund
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Global Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the Global Fund’s net asset value and, therefore, may increase the volatility of the Global Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Global Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Global Fund.

Commonwealth Global Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Global Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Global Fund may incur costs in connection with conversions between various currencies.

Commonwealth Global Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Global Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Global Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Global Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities risks to which the Global Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Global Fund to liquidate positions. This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Global Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Commonwealth Global Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Global Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The ability of the Global Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Global Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the

Global Fund. Additionally, the Global Fund’s direct operations could negatively impact the Global Fund’s performance. For instance, because the Global Fund’s asset base may be considered small relative to other mutual funds, the Global Fund will operate with correspondingly higher total annual operating expenses. To the extent the Global Fund’s assets are not increased and the Global Fund’s expense ratios are not decreased, the Global Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Global Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investments in Other Investment Companies. The Global Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Global Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Global Fund will incur higher expenses, many of which may be duplicative. In addition, the Global Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Global Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Global Fund | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Natural Resources and Commodity Investments. Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commonwealth Global Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Global Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Global Fund. This may increase the risk of loss associated with an investment in the Global Fund and increase the volatility of the Global Fund’s net asset value per share.

Commonwealth Global Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Global Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Global Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Global Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. To the extent that the Global Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Commonwealth Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose value
Commonwealth Global Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Risk [Text Block]

An investment in the Real Estate Securities Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Real Estate Securities Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Real Estate Securities Fund’s net asset value and, therefore, may increase the volatility of the Real Estate Securities Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Real Estate Securities Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Real Estate Securities Fund.

Commonwealth Real Estate Securities Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Real Estate Securities Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Real Estate Securities Fund may incur costs in connection with conversions between various currencies.

Commonwealth Real Estate Securities Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Real Estate Securities Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Real Estate Securities Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Real Estate Securities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities risks to which the Real Estate Securities Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Real Estate Securities Fund to liquidate positions. This in turn may cause delays in the Real Estate Securities Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Commonwealth Real Estate Securities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Real Estate Securities Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The ability of the Real Estate Securities Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Real Estate Securities Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Real Estate Securities Fund. Additionally, the Real Estate Securities Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Real Estate Securities Fund’s asset base may be considered small relative to other mutual funds, the Real Estate Securities Fund will operate with correspondingly higher total annual operating expenses. To the extent the Real Estate Securities Fund’s assets are not increased and the Real Estate Securities Fund’s expense ratios are not decreased, the Real Estate Securities Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Real Estate Securities Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investments in Other Investment Companies. The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Real Estate Securities Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Real Estate Securities Fund will incur higher expenses, many of which may be duplicative. In addition, the Real Estate Securities Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Real Estate Securities Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Real Estate Securities Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Real Estate Securities Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Real Estate Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Real Estate Securities Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. To the extent that the Real Estate Securities Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Commonwealth Real Estate Securities Fund | Risks Associated With Real Estate Investment Trusts [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Real Estate Investment Trusts. The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund. The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Commonwealth Real Estate Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Real Estate Securities Fund may lose value
Commonwealth Real Estate Securities Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.